Operating Segments	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
OPERATING SEGMENTS
NOTE 23:-	OPERATING SEGMENTS

The Company applies the principles of IFRS 8, “Operating Segments” (“IFRS 8”), regarding operating segments. The segment reporting is based on internal management reports of the Company’s management, which are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated and assess performance. According to the principles of IFRS 8, the Company’s management determined that it has two reportable segments – (1) development of drugs based on cannabinoid molecules to be approved by an official regulatory authority (the Company’s operation); and (2) online sales of a various range of hemp-based products including hemp gummies, hemp oil capsules, hemp gel, hemp cream, detox pills, height pills, antibacterial creams, and anti-aging creams, among other beauty and hair treatment products that are all manufactured in the United States.

The review of the CODM is carried out according to the results of the segment’s activity. His review does not include certain expenses that are not related specifically to the activity of each of the segments. Those expenses are presented as reconciliation between segments operating results to total operating results in financial statements.

The Group’s CODM is the CEO of the Company.

	Year ended December 31, 2023
	Drug Development	Online Sales	Total
Revenues
External	$-	$2,879	$2,879
Total	-	2,879	2,879

Segment loss (gain)	5,359	414	5,773
Company’s share of losses of company accounted for at equity, net			210
Loss on impairment of intangible asset			1,042
Finance expense (income), net			(1,164)
Tax expense			22

Loss			5,883

	Year ended December 31, 2022
	Drug Development	Online Sales	Total
Revenues
External	$-	$1,347	$1,347
Total	-	1,347	1,347

Segment loss	8,405	(118)	8,287
Company’s share of losses of company accounted for at equity, net			109
Finance expense (income), net			(5,818)
Tax expense			14

Loss			2,592

	Year ended December 31, 2021
	Drug Development	Online Sales	Total
Revenues
External	$-	$-	$-
Total	-	-	-

Segment loss	5,768	-	5,768
Finance expense (income), net			21

Loss			5,789

	As of December 31, 2023
	Drug Development	Online Sales	Total

Segment Assets	$7,069	$4,113	$11,182
Segment Liabilities	$1,441	$154	$1,595

	As of December 31, 2022
	Drug Development	Online Sales	Total

Segment Assets	$9,664	$941	$10,605
Segment Liabilities	$4,021	$135	$4,156